Eagle Capital Growth Fund, Inc.

SCHEDULE OF INVESTMENTS

Portfolio of Investments (as of September 30, 2024) (unaudited)

Common Stock (82.8% of total investments)			LEVEL ONE
Industry	Shares	Cost	Market Value	% Total Inv.
Advertising
Alphabet, Inc. A*	17,000	1,376,922	2,819,450
MediaAlpha, Inc.*	9,876	166,690	178,854
			$2,998,304	(6.3%)
Bank
US Bancorp	24,000	857,537	1,097,520
			$1,097,520	(2.3%)
Brokerage
Charles Schwab Corp.	20,000	882,187	1,296,200
			$1,296,200	(2.7%)
Closed-end Fund
Central and Eastern Europe Fund Inc.	103,306	1,077,312	1,107,440
			$1,107,440	(2.3%)
Conglomerate
Berkshire Hathaway Inc. B*	17,000	2,394,061	7,824,420
			$7,824,420	(16.4%)
Consumer
Colgate-Palmolive Company	12,000	72,938	1,245,720
Procter & Gamble Company	2,000	145,879	346,400
			$1,592,120	(3.3%)
Credit Card
Mastercard Inc	1000	219636.1	493,800
Visa Inc.	1500	225957.45	412,425
			$906,225	(1.9%)
Data Processing
Automatic Data Processing, Inc.	3000	82774.56	830,190
Paychex, Inc.	6000	140074.91	805,140
			$1,635,330	(3.4%)
Drug/Medical Device
Johnson & Johnson	3071	34932.62	497,686
Stryker Corp.	4500	19054.69	1,625,670
			$2,123,356	(4.5%)
Food
Kraft Heinz Company	29,000	772,000	1,018,190
PepsiCo, Inc.	10,000	168,296	1,700,500
			$2,718,690	(5.7%)
Industrial
Danaher Corporation	1,000	225,262	278,020
Illinois Tool Works Inc.	7,000	295,051	1,834,490
Veralto Corporation*	333	29,705	37,249
Waters Corp.*	2,000	100,780	719,780
			$2,869,539	(6.0%)
Insurance
Markel Corp.*	1,670	1,296,670	2,619,529
			$2,619,529	(5.5%)
Mutual Fund Management
Diamond Hill Investment Group, Inc.	9,576	1,338,331	1,547,577
Franklin Resources, Inc.	50,000	1,183,351	1,007,500
T. Rowe Price Group, Inc.	13,400	1,480,248	1,459,662
			$4,014,739	(8.4%)
Restaurant
Starbucks Corp.	12,000	588,432	1,169,880
			$1,169,880	(2.5%)
Retail
AutoZone Inc.*	600	319,026	1,890,024
eBay Inc.	3,000	68,886	195,330
O'Reilly Automotive Inc.*	1,500	305,534	1,727,400
			$3,812,754	(8.0%)
Technology Services
Amazon.com Inc.*	9,000	915,707	1,676,970
			$1,676,970	(3.5%)

Total common stock investments			$39,463,017

Money Market Funds (17.2% of total investments)			LEVEL ONE
Morgan Stanley Inst. Liquidity Fund, Treasury, 4.96%			8,222,195	(17.2%)

Total investments			$47,685,213

All other assets less liabilities			57,066

Total net assets			$47,742,279

*Non-dividend paying security